Revenue - Schedule of Revenue (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	£ 740,756	£ 794,733	£ 654,757
Contract liabilities	149,202	104,101
Less than 1 year
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	79,288	64,838
1 to 2 years
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	33,867	17,758
2 to 3 years
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	18,014	11,823
More than 3 years
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	18,033	9,682
Time and materials contracts
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	613,331	646,237	522,857
Fixed price contracts
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	127,425	148,496	131,900
Payments and Financial Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	351,956	416,007	331,842
TMT
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	169,227	173,927	163,534
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	219,573	204,799	159,381
United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	247,598	309,365	270,844
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	241,652	258,112	228,112
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	191,206	182,551	138,005
RoW
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	£ 60,300	£ 44,705	£ 17,796